Share Capital and Other Reserves	6 Months Ended
Jun. 30, 2026
Share Capital and Other Reserves [Abstract]
SHARE CAPITAL AND OTHER RESERVES

NOTE 13 – SHARE CAPITAL AND OTHER RESERVES

The authorized share capital of the Company consists of 1,053,000,001 shares, consisting of (i) 1,003,000,000 shares of ordinary shares, with a nominal value of US$0.50 per share, of which 500,000 shares are designated Class A Ordinary Shares, nominal value US$0.50 per share, and 1,002,500,000 shares are designated Class B Ordinary Shares, nominal value US$0.50 per share, and (ii) 50,000,000 shares of preferred shares, with a nominal value of US$0.005 per share and (iii) one ordinary share with a nominal value of EUR1.00. Class A Ordinary Shares are entitled to ten votes per share on proposals requiring or requesting shareholder approval, and Class B Ordinary Shares are entitled to one vote on any such matter. The rights, including the liquidation and dividend rights, of the holders of our Ordinary Class A and Ordinary Class B shares are identical, except with respect to voting.

2026 Private Placement

Ordinary Shares: On May 21, 2026, the Company entered into subscription agreements with two related parties’ investors, pursuant to which the Company agreed to sell to such Purchasers an aggregate of 2,298,000 Class B Ordinary Shares, US$0.50 nominal value per share, in a registered direct offering, for gross proceeds of $11,421.

2025 Private Placements

Ordinary Shares: On June 17, 2025, the Company entered into subscription agreements with certain individual purchasers, pursuant to which the Company agreed to sell to such Purchasers an aggregate of 20,741 Class B Ordinary Shares, US$0.50 nominal value per share, in a registered direct offering, for gross proceeds of $1,400.

Series A Preferred Shares: During the six months ended June 30, 2025, the Company entered into private placement agreements with investors whereby we issued 186,400 Series A Preferred Shares at an offering price of US$5.00 per share for total gross proceeds of $932. Each Series A Preferred Share is convertible at the option of the shareholder into 0.08 Class B Ordinary Shares.

Series B Preferred Shares: During the six months ended June 30, 2025, the Company entered into private placement agreements with investors whereby we sold 41,391 units of our Series B Preferred Shares at an offering price of US$5.40. Each unit consisted of one Series B Preferred Share and a warrant to purchase a number of Class B Ordinary Shares equal to 10% of the number of Class B Ordinary Shares underlying the Series B Preferred Shares at US$135 per share. Total gross proceeds received in connection with these transactions were $224. There are Class B Ordinary shares purchasable under the warrants.

Warrants classified as Liability

2023 Revere Warrants

In 2023, the Company issued 1,050 Class B warrants to Revere. The warrant expires January 26, 2028 and is fully exercisable upon issue at an exercise price of US$500 per share. As of June 30, 2026 and December 31, 2025 the fair value of the warrant liability using the Black Scholes option pricing model is $1 and $6, respectively. For the six months ended June 30, 2026 and 2025, the Company recorded $5 and $24, respectively, in the unaudited interim condensed Consolidated Statements of Profit or Loss as a change in the fair value of the warrant liability.

During the six months ended June 30, 2026 and 2025, the assumptions used in determining the fair values of the warrant issues to Revere were as follows:

	June 30,	June 30,
	2026	2025
Expected term in years	1.58 years	2.6 years
Risk free interest rate	4.14%	3.68%
Annual expected volatility	181.4%	137.0%
Dividend yield	0.00%	0.00%

Warrants classified as Equity

September 2025 PIPE Transaction

In September 2025 the Company completed a private investment in public equity transaction, or PIPE Offering, pursuant to which the Company issued Class B Ordinary Shares, PIPE Common Warrants, PIPE Pre Funded Warrants, and certain additional warrants issued pursuant to related warrant purchase arrangements.

In connection with the 2025 PIPE transaction in September 2025, the Company granted warrants to strategic advisors in connection with an advisory arrangement. The warrants were issued in multiple tranches, including pre-funded warrants, common warrants, and additional series warrants (S1 through S6). These instruments were granted as compensation for advisory and governance services and are accounted for as equity-settled share-based payments in accordance with IFRS 2 Share-based Payment, which were recognized in full on issuance in 2025.

The following table presents a roll-forward of the Company’s warrants from January 1, 2026 to June 30, 2026:

	Boustead Series A Warrants	2025 Private Placements - Class B Warrants	PIPE Common Class B Warrants	PIPE Pre-Funded Class B Warrants
Warrants outstanding, January 1, 2026	7,070	1,070	6,666,647	516,115
Exercise of warrants	-	-	-	(516,115)
Adjustments	(7,070)	-	-	-
Warrants outstanding, June 30, 2026	-	1,070	6,666,647	-

	Strategic Advisors Pre-Funded Class B Warrants	Strategic Advisors Class B Common Warrants 1
Warrants outstanding, January 1, 2026	333,331	166,663
Exercise of warrants	-	-
Adjustments	-	-
Warrants outstanding, June 30, 2026	333,331	166,663

Warrant assumption definitions are:

Expected term in years: The term is based on the remaining contractual term of the warrant.

Risk-free interest rate: We use the risk-free interest rate of a U.S. Treasury Bill with a similar term on the date of the warrant valuation grant.

Volatility: We estimate the expected volatility of the share price based on the corresponding volatility of our historical share price.

Dividend yield: We use a 0% expected dividend yield as we have not paid dividends to date and do not anticipate declaring dividends in the near future.

Activity related to the warrants are as follows:

	Series A Shares	Class B Shares
Outstanding, December 31, 2025	7,070	7,684,876
Adjustments during the period	(7,070)	-
Exercised during the period	-	(516,115)
Outstanding, June 30, 2026	-	7,168,761